OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Intangible assets other than goodwill [abstract]
Disclosure of intangible assets [text block]
NOTE 18 – OTHER INTANGIBLE ASSETS

Below is the detail of the balances of other intangible assets as of December 31, 2017 and 2016:

December 31, 2017

Description	Cost		Accumulated amortization		Net book value
Software and information technology applications purchased	Ps.	845,402	Ps.	(292,959)	Ps.	552,443
Licenses		391,726		(137,998)		253,728
Other intangibles assets		52,125		(9,615)		42,510
Total	Ps.	1,289,253	Ps.	(440,572)	Ps.	848,681

December 31, 2016

Description	Cost		Accumulated amortization		Net book value
Software and information technology applications purchased	Ps.	649,053	Ps.	(208,485)	Ps.	440,568
Licenses		338,206		(98,296)		239,910
Other intangibles assets		66,592		(12,027)		54,565
Total	Ps.	1,053,851	Ps.	(318,808)	Ps.	735,043